Equity - Schedule of restricted share units ("RSU") (Details) - Restricted Stock Units (RSUs) [Member] - Equity Incentive Plan [Member] - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Number of Options
Balance at beginning	255,924	0
Granted	710,850	268,768
Vested	(145,911)	(6,560)
Forfeited	(116,513)	(6,284)
Balance at ending	704,350	255,924
Weighted average exercise price
Balance at beginning	$ 0.34
Granted	0.07	$ 0.35
Vested	0.23	0.51
Forfeited	0.26	0.37
Balance at ending	$ 0.11	$ 0.34